VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2022
VARIABLE INTEREST ENTITIES
Schedule of financial information of VIE subsidiaries included in consolidated financial statements with intercompany balances and transactions eliminated

Summary financial information of the VIE and its subsidiaries included in the accompanying consolidated financial statements with intercompany balances and transactions eliminated are as follows:

	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	US$
			(Note 3)
Total assets	28,596,733	21,943,116	3,181,453
Total liabilities	282,163,247	272,939,140	39,572,455

	2020	2021	2022	2022
	RMB	RMB	RMB	US$
				(Note 3)
Net revenues	625,488	1,278,918	655,201	94,995
Net loss	(52,410,094)	(23,621,808)	(23,286,056)	(3,376,161)